GOODWILL - Carrying Amount of Goodwill (Details) $ in Millions	12 Months Ended
Jun. 30, 2022 USD ($)
Goodwill carrying amount [Abstract]
Recoverable amount of cash generating unit in excess of its carrying amount	$ 254.0